Financial Costs and Loss on Derivatives	6 Months Ended
Jun. 30, 2020
Financial Costs and Loss on Derivatives
Financial Costs and Loss on Derivatives

18. Financial Costs and Loss on Derivatives

An analysis of financial costs and loss on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Amortization and write-off of deferred loan issuance costs	3,224	3,697	7,385	7,514
Interest expense on loans	32,383	25,147	62,974	51,973
Interest expense on bonds and realized loss on CCS	8,256	8,856	15,739	18,340
Lease charge	2,635	2,526	5,264	5,075
Loss arising on bond repurchase	—	—	—	1,937
Other financial costs, net	399	3,331	1,042	159
Total financial costs	46,897	43,557	92,404	84,998

Unrealized loss on derivative financial instruments held for trading (Note 17)	30,781	9,140	51,931	80,472
Realized (gain)/loss on interest rate swaps held for trading	(1,226)	2,731	(2,961)	3,600
Realized loss on forward foreign exchange contracts held for trading	1,246	531	2,122	737
Ineffective portion of cash flow hedges	(2)	1,065	(49)	(218)
Total loss on derivatives	30,799	13,467	51,043	84,591